Deferred Income Tax Assets and Liabilities - Summary of Deferred Income Tax Assets and Liabilities (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 KRW (₩)
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		₩ 4,126,677	₩ 3,429,618		₩ 3,637,726
Total deferred income tax liabilities		(5,752,723)	(4,833,086)		₩ (5,458,413)
Total deferred income tax liabilities (assets)		(1,626,046)	(1,403,468)
Offsetting Of Deferred Income Tax Assets And Liabilities [Abstract]
Offsetting Of Deferred Income Tax Assets		(3,933,643)	(3,150,794)
Offsetting Of Deferred Income Tax Liabilities		3,933,643	3,150,794
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax assets		193,034	278,824	$ 133,629
Total net deferred income tax liabilities		(1,819,080)	(1,682,292)	$ (1,259,271)
Total net deferred income tax liabilities (assets)		₩ (1,626,046)	₩ (1,403,468)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Tax rate	[1]	27.50%	26.40%
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised [Abstract]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Other Provisions		₩ 333,405
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Investments In Subsidiaries And Others		3,868,075
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Others		92,618
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures [Abstract]
Taxable Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures		816,745
Taxable Temporary Differences Associated With Business Combination		65,288
Other provisions
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		233,337	₩ 219,460
Total deferred income tax liabilities		0	0
Total deferred income tax liabilities (assets)		233,337	219,460
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		233,337	219,460
Allowances for credit losses
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		44,300	17,060
Total deferred income tax liabilities		(2,355)	0
Total deferred income tax liabilities (assets)		41,945	17,060
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		41,945	17,060
Impairment losses of property and equipment
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		10,614	10,543
Total deferred income tax liabilities		(1,164)	(1,359)
Total deferred income tax liabilities (assets)		9,450	9,184
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		9,450	9,184
Share-based payments
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		49,752	36,962
Total deferred income tax liabilities		0	0
Total deferred income tax liabilities (assets)		49,752	36,962
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		49,752	36,962
Provisions for acceptances and guarantees
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		14,464	16,172
Total deferred income tax liabilities		(164)	(163)
Total deferred income tax liabilities (assets)		14,300	16,009
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		14,300	16,009
Gains or losses on valuation of derivatives
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		324,878	296,164
Total deferred income tax liabilities		(341,168)	(225,773)
Total deferred income tax liabilities (assets)		(16,290)	70,391
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(16,290)	70,391
Gains or losses on fair value hedge
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0	0
Total deferred income tax liabilities		(36,979)	(45,741)
Total deferred income tax liabilities (assets)		(36,979)	(45,741)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(36,979)	(45,741)
Present value discount
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		11,439	11,952
Total deferred income tax liabilities		(239)	(14)
Total deferred income tax liabilities (assets)		11,200	11,938
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		11,200	11,938
Accrued interest
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		14	1,679
Total deferred income tax liabilities		(290,542)	(262,437)
Total deferred income tax liabilities (assets)		(290,556)	(260,758)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(290,556)	(260,758)
Deferred loan origination fees and costs
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		16,103	16,278
Total deferred income tax liabilities		(200,328)	(189,207)
Total deferred income tax liabilities (assets)		(184,225)	(172,929)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(184,225)	(172,929)
Advanced depreciation provision
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0	0
Total deferred income tax liabilities		(4,170)	(4,003)
Total deferred income tax liabilities (assets)		(4,170)	(4,003)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(4,170)	(4,003)
Gains or losses on revaluation
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		326	313
Total deferred income tax liabilities		(284,230)	(290,227)
Total deferred income tax liabilities (assets)		(283,904)	(289,914)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(283,904)	(289,914)
Investments in subsidiaries and others
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		89,649	77,426
Total deferred income tax liabilities		(298,302)	(248,692)
Total deferred income tax liabilities (assets)		(208,653)	(171,266)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(208,653)	(171,266)
Gains or losses on valuation of security investment
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		1,045,397	489,018
Total deferred income tax liabilities		(444,901)	(448,460)
Total deferred income tax liabilities (assets)		600,496	40,558
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		600,496	40,558
Defined benefit liabilities
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		651,974	619,544
Total deferred income tax liabilities		0	0
Total deferred income tax liabilities (assets)		651,974	619,544
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		651,974	619,544
Accrued expenses
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		403,784	365,702
Total deferred income tax liabilities		0	0
Total deferred income tax liabilities (assets)		403,784	365,702
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		403,784	365,702
Retirement insurance expense
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0	0
Total deferred income tax liabilities		(666,714)	(590,749)
Total deferred income tax liabilities (assets)		(666,714)	(590,749)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(666,714)	(590,749)
Adjustments to the prepaid contributions
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0	0
Total deferred income tax liabilities		(79,010)	(49,134)
Total deferred income tax liabilities (assets)		(79,010)	(49,134)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(79,010)	(49,134)
Derivative linked securities
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		9,051	6,883
Total deferred income tax liabilities		(43,669)	(86,112)
Total deferred income tax liabilities (assets)		(34,618)	(79,229)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(34,618)	(79,229)
Others
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets	[2]	1,221,261	1,244,462
Total deferred income tax liabilities	[2]	(3,058,788)	(2,391,015)
Total deferred income tax liabilities (assets)	[2]	(1,837,527)	(1,146,553)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)	[2]	(1,837,527)	(1,146,553)
Interest on equity index-linked deposits
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		362
Total deferred income tax liabilities		0
Total deferred income tax liabilities (assets)		362
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		362
Deductible temporary differences
The changes in cumulative temporary differences
Beginning		12,055,393	12,648,925
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		14,045,481	12,055,393
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		829,857	1,202,725
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		806,030	1,173,243
Increase		1,156,244	800,375
Ending		1,180,071	829,857
Deductible temporary differences | Allowances for credit losses
The changes in cumulative temporary differences
Beginning		65,023	113,157
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		52,046	114,700
Increase		148,519	66,566
Ending		161,496	65,023
Deductible temporary differences | Impairment losses of property and equipment
The changes in cumulative temporary differences
Beginning		38,452	30,774
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		25,506	21,585
Increase		25,241	29,263
Ending		38,187	38,452
Deductible temporary differences | Share-based payments
The changes in cumulative temporary differences
Beginning		140,006	92,146
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		125,469	81,835
Increase		166,378	129,695
Ending		180,915	140,006
Deductible temporary differences | Provisions for acceptances and guarantees
The changes in cumulative temporary differences
Beginning		60,642	185,290
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		60,642	185,290
Increase		52,000	60,642
Ending		52,000	60,642
Deductible temporary differences | Gains or losses on valuation of derivatives
The changes in cumulative temporary differences
Beginning		1,122,015	904,830
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		1,122,015	904,830
Increase		1,181,547	1,122,015
Ending		1,181,547	1,122,015
Deductible temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		45,274	54,815
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		45,274	54,815
Increase		41,596	45,274
Ending		41,596	45,274
Deductible temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		61,660	55,278
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		13,802	11,323
Increase		10,698	17,705
Ending		58,556	61,660
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		4,184,249	3,112,619
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		61,624	102,105
Increase		77,520	1,173,735
Ending		4,200,145	4,184,249
Deductible temporary differences | Gains or losses on valuation of security investment
The changes in cumulative temporary differences
Beginning		1,854,209	3,456,456
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		1,844,634	3,450,487
Increase		3,791,454	1,848,240
Ending		3,801,029	1,854,209
Deductible temporary differences | Defined benefit liabilities
The changes in cumulative temporary differences
Beginning		2,346,756	2,174,727
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		348,897	306,292
Increase		372,956	478,321
Ending		2,370,815	2,346,756
Deductible temporary differences | Accrued expenses
The changes in cumulative temporary differences
Beginning		1,386,923	1,225,697
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		1,380,332	1,220,348
Increase		1,461,345	1,381,574
Ending		1,467,936	1,386,923
Deductible temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		26,070	21,725
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		26,070	21,725
Increase		32,913	26,070
Ending		32,913	26,070
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning	[3]	3,907,004	3,052,860
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease	[3]	1,752,786	1,222,782
Increase	[3]	1,416,838	2,076,926
Ending	[3]	3,571,056	3,907,004
Deductible temporary differences | Gross temporary difference unused tax losses and unused tax credits
The changes in cumulative temporary differences
Beginning		16,068,140	15,683,099
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		7,665,127	8,871,360
Increase		9,936,566	9,256,401
Ending		18,339,579	16,068,140
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		404	404
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		333,405	404
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		3,914,339	2,948,424
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		3,868,075	3,914,339
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		98,004	85,346
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		92,618	98,004
Deductible temporary differences | Interest on equity index-linked deposits
The changes in cumulative temporary differences
Beginning		0
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		0
Increase		1,317
Ending		1,317	0
Taxable temporary differences
The changes in cumulative temporary differences
Beginning		(17,703,525)	(20,243,106)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		(20,213,512)	(17,703,525)
Taxable temporary differences | Allowances for credit losses
The changes in cumulative temporary differences
Beginning		0
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		0
Increase		(8,563)
Ending		(8,563)	0
Taxable temporary differences | Impairment losses of property and equipment
The changes in cumulative temporary differences
Beginning		(3,109)	(3,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(1,713)	(179)
Increase		102	0
Ending		(1,294)	(3,109)
Taxable temporary differences | Gains or losses on valuation of derivatives
The changes in cumulative temporary differences
Beginning		(855,200)	(698,745)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(883,359)	(698,745)
Increase		(1,248,314)	(855,200)
Ending		(1,220,155)	(855,200)
Taxable temporary differences | Gains or losses on fair value hedge
The changes in cumulative temporary differences
Beginning		(173,260)	(216,460)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(173,260)	(43,200)
Increase		(134,469)	0
Ending		(134,469)	(173,260)
Taxable temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		(3,719)	(2,745)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(3,719)	(2,745)
Increase		(26,382)	(3,719)
Ending		(26,382)	(3,719)
Taxable temporary differences | Accrued interest
The changes in cumulative temporary differences
Beginning		(994,078)	(809,501)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(916,788)	(718,384)
Increase		(979,229)	(902,961)
Ending		(1,056,519)	(994,078)
Taxable temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		(716,693)	(666,878)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(716,708)	(666,878)
Increase		(728,480)	(716,693)
Ending		(728,465)	(716,693)
Taxable temporary differences | Advanced depreciation provision
The changes in cumulative temporary differences
Beginning		(15,163)	(15,163)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(9,097)	(9,097)
Increase		(9,097)	(9,097)
Ending		(15,163)	(15,163)
Taxable temporary differences | Gains or losses on revaluation
The changes in cumulative temporary differences
Beginning		(1,099,344)	(1,100,555)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(98,214)	(38,949)
Increase		(32,435)	(37,738)
Ending		(1,033,565)	(1,099,344)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(2,668,423)	(2,134,355)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(259,981)	(146,755)
Increase		467,200	(680,823)
Ending		(1,941,242)	(2,668,423)
Taxable temporary differences | Gains or losses on valuation of security investment
The changes in cumulative temporary differences
Beginning		(1,691,477)	(1,282,875)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(1,652,548)	(1,240,160)
Increase		(1,561,787)	(1,648,762)
Ending		(1,600,716)	(1,691,477)
Taxable temporary differences | Defined benefit liabilities
The changes in cumulative temporary differences
Beginning		0	(97)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease			(97)
Increase			0
Ending			0
Taxable temporary differences | Retirement insurance expense
The changes in cumulative temporary differences
Beginning		(2,237,687)	(2,371,534)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(177,945)	(326,432)
Increase		(364,671)	(192,585)
Ending		(2,424,413)	(2,237,687)
Taxable temporary differences | Adjustments to the prepaid contributions
The changes in cumulative temporary differences
Beginning		(186,113)	(125,019)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(186,113)	(125,019)
Increase		(287,309)	(186,113)
Ending		(287,309)	(186,113)
Taxable temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		(326,181)	(994,405)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(326,181)	(994,405)
Increase		(158,793)	(326,181)
Ending		(158,793)	(326,181)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning	[3]	(8,477,644)	(11,042,857)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease	[3]	(523,001)	(2,848,140)
Increase	[3]	(2,467,103)	(282,927)
Ending	[3]	(10,421,746)	(8,477,644)
Taxable temporary differences | Goodwill from merger
The changes in cumulative temporary differences
Beginning		(65,288)	(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		(65,288)	(65,288)
Taxable temporary differences | Gross temporary difference unused tax losses and unused tax credits
The changes in cumulative temporary differences
Beginning		(19,513,379)	(21,529,765)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(5,928,627)	(7,859,185)
Increase		(7,539,330)	(5,842,799)
Ending		(21,124,082)	(19,513,379)
Taxable temporary differences | Goodwill arising from the merger
The changes in cumulative temporary differences
Beginning		(65,288)	(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		0	0
Increase		0	0
Ending		(65,288)	(65,288)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(1,744,044)	(1,220,925)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		(816,745)	(1,744,044)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning		(522)	(446)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		₩ (28,537)	₩ (522)

[1]	Deferred tax assets (liabilities) expected to be realized after 2026 have been measured at 27.5%.
[2]	Includes Purchase Price Allocation (“PPA”) amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd..
[3]	Includes PPA amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd..